Debt Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2023
Debt instruments held [abstract]
Debt Instruments at Amortized Cost
12.
Debt Instruments at Amortized Cost

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Retail Treasury Bonds	440	440
BDO Asean Bonds	100	100
Fixed Rate Treasury Notes, or FXTN	55	56
	595	596
Less: Current portion of debt instrument at amortized cost (Note 27)	200	—
Noncurrent portion of debt instrument at amortized cost (Note 27)	395	596

Retail Treasury Bonds

On March 9, 2021, Smart purchased at par a three-year Retail Treasury Bond Tranche 25 with face value of Php100 million maturing on March 9, 2024. The bond has a gross coupon rate of 2.375% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to

Php1.9 million each for the years ended December 31, 2023 and 2022 and Php1.5 million as at December 31, 2021. The carrying value of this investment amounted to Php100 million as at December 31, 2023 and 2022.

On December 2, 2021, PLDT and Smart purchased at par a 5.5-year Retail Treasury Bond Tranche 26 with face value of Php300 million maturing on June 2, 2027. The bond has a gross coupon rate of 4.6250% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php11.1 million for each of the years ended December 31, 2023 and 2022, and Php904 thousand for the year ended December 31, 2021. The carrying value of this investment amounted to Php300 million as at December 31, 2023 and 2022.

On March 4, 2022, PLDT and Smart purchased at par a five-year Retail Treasury Bond Tranche 27 with face value of
Php40 million maturing on March 4, 2027. The bond has a gross coupon rate of 4.8750% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php1.6 million and Php1.3 million for the years ended December 31, 2023 and 2022, respectively. The carrying value of this investment amounted to Php40 million as at December 31, 2023 and 2022.

On September 29, 2022, Smart purchased at premium a three-month Retail Treasury Bond 05-11 with face value of
Php5 million which matured on December 4, 2022 at a gross coupon rate of 4.6250%. The bond was classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to
Php59 thousand for the year ended December 31, 2022.

BDO ASEAN Sustainable Bond

On January 28, 2022, PLDT and Smart purchased at par a two-year BDO Fixed Rate ASEAN Sustainability Bond Due 2024 with face value of Php100 million which subsequently matured on January 28, 2024. The bond has a gross coupon rate of 2.90% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php2.2 million and Php2.1 million for the years ended December 31, 2023 and 2022, respectively. The carrying value of this investment amounted to Php100 million as at December 31, 2023 and 2022.

FXTN

On June 3, 2022, Smart purchased at a discount a three-year FXTN 03-27 with face value of Php25 million maturing on
April 7, 2025. The bond has a gross coupon rate of 4.25% payable on a semi-annual basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to
Php850 thousand and Php760 thousand for the years ended December 31, 2023 and 2022, respectively. The carrying value of this investment amounted to Php25 million as at December 31, 2023.

On June 16, 2022, Smart purchased at a premium a seven-year FXTN 07-67 with face value of Php10 million maturing on May 19, 2029. The bond has a gross coupon rate of 6.5% payable on a semi-annual basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to
Php520 thousand and Php361 thousand for the years ended December 31, 2023 and 2022, respectively. The carrying value of this investment amounted to Php10 million as at December 31, 2023.

On July 7, 2022, PLDT and Smart purchased at a premium a four-year FXTN 07-62 with face value of Php20 million maturing on February 14, 2026. The bond has a gross coupon rate of 6.25% payable on a semi-annual basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php1.0 million and Php1.4 million for the years ended December 31, 2023 and 2022, respectively. The carrying value of this investment amounted to Php20 million as at December 31, 2023 and 2022.